UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02556

Name of Fund:  Ready Assets Prime Money Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets Prime Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2015

Date of reporting period: 01/31/2015

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2015 (Unaudited)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 5.7%
Citibank NA, 0.24%, 5/05/15	$57,000	$57,000,000
Citibank NA, NY, 0.25%, 5/11/15	8,000	8,000,000
State Street Bank & Trust, 0.30%, 10/01/15 (a)	13,000	13,000,000
Wells Fargo Bank NA (a):
0.27%, 11/30/15	25,000	25,000,000
0.28%, 12/08/15	25,000	25,000,000

		128,000,000
Yankee (b) — 33.9%
Bank of Montreal, Chicago:
0.20%, 5/05/15	30,000	30,000,000
0.30%, 2/26/16 (a)	45,000	45,000,000
Bank of Nova Scotia, Houston, 0.25%, 8/07/15 (a)	30,000	30,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.25%, 2/25/15	45,000	45,000,000
BNP Paribas SA, NY, 0.30%, 2/04/15	15,000	15,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.33%, 6/01/15	44,745	44,745,000
0.24%, 6/17/15	25,725	25,725,000
Credit Industriel et Commercial, NY, 0.30%, 4/16/15	9,000	9,000,000
DNB Bank ASA, NY, 0.13%, 2/03/15	80,000	80,000,000
Mizuho Bank Ltd, NY, 0.26%, 4/29/15	39,900	39,900,000
National Bank of Canada, NY (a):
0.33%, 4/10/15	15,600	15,600,000
0.26%, 7/20/15	25,000	25,000,000
Nordea Bank Finland PLC, NY, 0.23%, 5/19/15	37,500	37,499,444
Rabobank Nederland NV, NY, 0.28%, 9/16/15 (a)	40,000	40,000,000
Royal Bank of Canada, NY, 0.28%, 2/04/15 (a)	24,000	24,000,000
Societe Generale, NY, 0.25%, 2/02/15	14,000	14,000,000
Sumitomo Mitsui Banking Corp., NY:
0.25%, 2/13/15	23,000	23,000,000
0.25%, 4/22/15	38,000	38,000,000
Sumitomo Mitsui Trust Bank Ltd., NY, 0.32%, 7/28/15	41,000	41,000,000
Toronto-Dominion Bank, NY:
0.26%, 9/04/15 (a)	50,000	50,000,000
0.35%, 9/10/15	12,000	12,000,000
UBS AG, Stamford, 0.29%, 3/05/15 (a)	27,000	27,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Westpac Banking Corp., NY (a):
0.25%, 5/05/15	$14,000	$14,000,000
0.26%, 8/26/15	32,000	32,000,000

		757,469,444
Total Certificates of Deposit — 39.6%		885,469,444

Commercial Paper — 29.9%
ANZ New Zealand (Int’l) Ltd., 0.26%, 4/15/15 (a)	15,000	15,000,000
Australia & New Zealand Banking Group Ltd., 0.24%, 2/25/15 (a)	15,000	15,000,000
BNP Paribas Finance, Inc. (c):
0.20%, 2/03/15	9,000	8,999,900
0.23%, 4/02/15	43,000	42,983,517
Collateralized Commercial Paper Co. LLC (c):
0.30%, 2/09/15	15,000	14,999,000
0.30%, 2/27/15	35,000	34,992,417
0.40%, 7/07/15	15,000	14,974,000
0.39%, 7/17/15	40,000	39,928,067
CRC Funding LLC, 0.25%, 6/05/15 (c)	22,000	21,981,056
Credit Agricole CIB, NY, 0.25%, 3/02/15 (c)	80,000	79,983,889
Erste Abwicklungsanstalt, 0.25%, 6/11/15 (c)	15,000	14,986,458
Fairway Finance Co. LLC, 0.22%, 2/06/15 (c)(d)	10,000	9,999,694
General Electric Capital Corp. (c):
0.22%, 6/04/15	25,500	25,480,833
0.24%, 6/16/15	17,000	16,984,700
HSBC Bank PLC, 0.26%, 10/23/15 (a)(d)	10,000	10,000,000
Jupiter Securitization Co. LLC (c):
0.27%, 7/07/15	29,250	29,215,777
0.26%, 8/13/15	13,000	12,981,879
National Australia Funding Delaware, Inc., 0.23%, 8/11/15 (a)(d)	30,000	30,000,000
National Australia Funding, 0.26%, 11/05/15 (a)	16,500	16,500,000
Natixis NY (c):
0.22%, 2/06/15	20,000	19,999,389
0.23%, 2/09/15	35,000	34,998,211
0.24%, 3/09/15	55,000	54,986,800
Old Line Funding LLC, 0.22%, 3/06/15 (c)	30,000	29,993,950
Starbird Funding Corp., 0.32%, 5/27/15 (c)	15,000	14,984,667
Svenska Handelsbanken AB, 0.26%, 7/15/15 (c)(d)	40,000	39,953,533

READY ASSETS PRIME MONEY FUND	JANUARY 31, 2015	1

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Westpac Banking Corp., 0.24%, 7/02/15 (a)(d)	$18,750	$18,749,603
Total Commercial Paper — 29.9%		668,657,340

Corporate Notes — 1.9%
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	22,000	22,087,154
Svenska Handelsbanken AB, 0.32%, 6/15/15 (a)(d)	20,200	20,200,000

Total Corporate Notes — 1.9%		42,287,154

Time Deposits – 1.1%
ING Bank NV, Amsterdam, 0.14%, 2/06/15	24,000	24,000,000

U.S. Government Sponsored Agency Obligations — 2.9%
Federal Home Loan Bank (c):
0.09%, 3/25/15	23,800	23,796,906
0.09%, 3/27/15	40,000	39,994,900
Total U.S. Government Sponsored Agency Obligations — 2.9%		63,791,806

U.S. Treasury Obligations — 9.1%
U.S. Treasury Bills, 0.08%, 7/23/15 (c)	23,800	23,790,846
U.S. Treasury Notes:
0.25%, 7/15/15	47,000	47,020,073
0.25%, 8/15/15	35,000	35,028,631
1.25%, 8/31/15	20,000	20,130,659
0.38%, 11/15/15	26,000	26,050,334
0.09%, 4/30/16 (a)	51,293	51,293,126
Total U.S. Treasury Obligations — 9.1%		203,313,669

Repurchase Agreements	Par (000)	Value
Repurchase Agreements — 15.1%
Credit Suisse Securities (USA) LLC, 0.41%, 2/02/15 (Purchased on 1/29/2015 to be repurchased at $46,937,138, collateralized by various U.S. Government Sponsored Agency Obligations, 3.00% - 5.00% due 3/25/2040 - 3/25/2043, original par and fair values of $43,140,548 and $50,224,650, respectively)	$46,935	$46,935,000
Total Value of Credit Suisse Securities (USA) LLC. (collateral value of $50,224,650)		46,935,000
Goldman Sachs & Co., 0.15%, 2/04/15 (Purchased on 01/28/2015 to be repurchased at $37,001,079, collateralized by various U.S. Government Sponsored Agency Obligations, 4.00% - 5.43% due 11/15/2040 - 1/15/2045, original par and fair values of $32,390,198 and $39,590,000, respectively)	37,000	37,000,000
Goldman Sachs & Co., 0.15%, 2/06/15 (Purchased on 1/30/2015 to be repurchased at $28,000,817, collateralized by various U.S. Government Sponsored Agency Obligations, 4.50% - 5.43% due 11/15/2040 - 1/15/2045, original par and fair values of $25,991,582 and $29,960,000, respectively)	28,000	28,000,000
Total Value of Goldman Sachs & Co. (collateral value of $69,190,000)		65,000,000
J.P. Morgan Securities, LLC, 0.53%, 2/18/15 (Purchased on 11/19/2014 to be repurchased at $5,006,625, collateralized by various Corporate Debt/Obligations, 0.00% - 9.00% due 2/28/2027 - 7/25/2036, original par and fair values of $98,110,000 and $5,873,152, respectively)	5,000	5,000,000
Total Value of J.P. Morgan Securities, LLC, (collateral value of $5,873,152 )		5,000,000

2	READY ASSETS PRIME MONEY FUND	JANUARY 31, 2015

Schedule of Investments (continued)	Ready Assets Prime Money Fund (Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 0.08%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $70,000,467 collateralized by various U.S. Government Sponsored Agency Obligations, 1.30% - 10.97% due 6/15/2027 - 5/25/2043, original par and fair values of $625,671,954 and $76,446,521, respectively)	$70,000	$70,000,000
Mizuho Securities USA, Inc., 1.14%, 3/04/15 (Purchased on 1/08/2015 to be repurchased at $30,030,400 collateralized by various U.S. Government Sponsored Agency Obligations and a Corporate Debt/Obligation, 0.00% - 5.93% due 7/15/2026 - 9/15/2042, original par and fair values of $152,942,578 and $32,100,001, respectively)	30,000	30,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $108,546,522)		100,000,000
Morgan Stanley & Co. LLC, 0.08%, 2/02/15 (Purchased on 1/30/2015 to be repurchased at $84,183,561, collateralized by various U.S. Government Sponsored Agency Obligations, and U.S. Treasury Obligations, 0.00% - 6.00% due 3/15/2015 - 11/20/2044, original par and fair values of $83,303,712 and $85,866,729, respectively)	84,183	84,183,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $85,866,729)		84,183,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.40%, 2/04/15 (Purchased on 11/05/14 to be repurchased at $17,017,000 collateralized by various Corporate/Debt Obligations, 4.50% - 8.38%, due 4/07/36 - 8/01/66, original par and fair value of $14,354,568 and $17,850,000, respectively)	$17,000	$17,000,000
Wells Fargo Securities, LLC, 0.48%, 4/10/15 (Purchased on 1/12/15 to be repurchased at $20,023,467 collateralized by various Corporate/Debt Obligations, 3.90% - 8.20%, due 10/15/36 - 10/1/77, original par and fair value of $17,019,773 and $21,000,000, respectively)	20,000	20,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $38,850,000)		37,000,000
Total Repurchase Agreements — 15.1%		338,118,000
Total Investments (Cost — $2,225,637,413) — 99.6%		2,225,637,413
Other Assets Less Liabilities — 0.4%		9,185,220

Net Assets — 100.0%		$2,234,822,633

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

READY ASSETS PRIME MONEY FUND	JANUARY 31, 2015	3

Schedule of Investments (continued)	Ready Assets Prime Money Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of January 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities:	—	$2,225,637,413	—	$2,225,637,413

During the period ended January 31, 2015, there were no transfers between levels.

4	READY ASSETS PRIME MONEY FUND	JANUARY 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets Prime Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets Prime Money Fund

Date: March 25, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets Prime Money Fund

Date: March 25, 2015